Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Mandatory Reserve Deposits At Central Banks [abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 6,024	$ 5,720	$ 6,759